March 31, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Thompson Plumb Funds, Inc. (the "Registrant")
1933 Act Reg. No. 33-6418; 1940 Act File No. 811-4946

Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant named above, we enclose for filing, pursuant to Rule 485(b) of the Securities Act of 1933 (the "Securities Act"), Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (the "Amendment").  The Amendment further amends the Prospectus, the Statement of Additional Information and Part C for each of the Registrant's existing series.  The Amendment is being filed to amend information contained in Post-Effective Amendment No. 29 to the Registration Statement, which was filed with the Commission on January 29, 2010 pursuant to Rule 485(a) under the Securities Act, to address comments of the Commission staff relating to such Amendment No. 29, which comments were communicated to the undersigned telephonically on March 15, 2010 by Mr. Briccio Barrientos, and to implement changes to the Registration Statement the Registrant indicated it would make in a response letter filed by the Registrant with the Commission on even date herewith.

The Amendment is also being filed to include counsel and independent registered public accounting firm consents, information relating to beneficial ownership of the Registrant’s shares, references to the Registrant’s independent registered public accounting firm for the Registrant’s 2010 fiscal year audit, and to make such other non-material changes as the Registrant deemed appropriate.

As legal counsel to the Registrant, we assisted in the preparation of the Amendment and we certify that the Amendment does not contain any disclosures that would render it ineligible to become effective automatically pursuant to Rule 485(b) under the Securities Act. Please direct any comments or questions regarding this filing to Fred Lautz of our office at 414-277-5309 or the undersigned at 414-277-5817.

Very truly yours,

QUARLES & BRADY LLP

/s/ Matthew C. Vogel

Matthew C. Vogel

Enclosure

cc (w/enc):	Penny Hubbard, Chief Financial Officer
Nedra Pierce, Chief Compliance Officer
Fredrick G. Lautz, Esq.